OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
OTHER LIABILITIES

16.OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2022	2021

Other liabilities:
Lease obligations	$396	$452
Loan obligations	180	56
	$576	$508

Other liabilities-by balance sheet presentation:
Current	$216	$179
Non-current	360	329
	$576	$508

Debt Obligations

At December 31, 2022, the Company’s debt obligations are comprised of lease and loan liabilities. The debt obligations continuity summary is as follows:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance-January 1, 2021	$582	$33	$615
Accretion (note 21)	44	—	44
Additions	71	34	105
Repayments	(241)	(11)	(252)
Liability adjustment gain (note 21)	(4)	—	(4)
Balance-December 31, 2021	$452	$56	$508

Accretion (note 21)	$32	$—	$32
Additions	87	158	245
Repayments	(175)	(34)	(209)
Balance-December 31, 2022	$396	$180	$576

Debt Obligations – Scheduled Maturities

The following table outlines the Company’s scheduled maturities of its debt obligations at December 31, 2022:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$161	$55	$216
One to five years	279	135	414
More than five years	—	—	—
Total obligation-end of period-undiscounted	440	190	630
Present value discount adjustment	(44)	(10)	(54)
Total obligation-end of period-discounted	$396	$180	$576

Letters of Credit Facility

In January 2022, the Company entered into an agreement with BNS to extend the maturity date of the Company's credit facility to January 31, 2023 ("2022 Credit Facility"). At that time, under the 2022 Credit Facility, the Company continued to have access to letters of credit of up to $24,000,000, which was fully utilized for non-financial letters of credit in support of reclamation obligations. All other terms of the credit facility (tangible net worth covenant, pledged cash, investments amount  and security for the facility) remained unchanged by the amendment.

In April 2022 , as a result of the decrease in the financial assurances required for the MLJV and MWJV reclamation obligation, the Company entered into a further amendment with respect to the 2022 Credit Facility. This amendment reduced the maximum letters of credit available under the 2022 Credit Facility to $22,972,000, which is fully utilized for non-financial letters of credit in support of reclamation obligations. Concurrently, the cash collateral on deposit with BNS to maintain the 2022 Credit Facility was reduced from $9,135,000 to $7,972,000, which resulted in the release of $1,163,000 in previously restricted cash back to the Company. All other terms of the credit facility (tangible net worth covenant and security for the facility) remain unchanged by this further amendment.

The 2022 Credit Facility contains a covenant to maintain a level of tangible net worth greater than or equal to the sum of $131,000,000 and a pledge of $7,972,000 in restricted cash and investments as collateral for the facility (see note 9). As additional security for the 2022 Credity Facility, DMC has provided an unlimited full recourse guarantee and a pledge of all of the shares of Denison Mines Inc. (“DMI”). DMI has provided a first-priority security interest in all present and future personal property and an assignment of its rights and interests under all material agreements relative to the MLJV and MWJV projects.

The 2022 Credit Facility is subject to letter of credit fees of 2.40% (0.40% on the $7,972,000 covered by pledged cash collateral) and standby fees of 0.75%. During the year ended December 31, 2022, the Company incurred letter of credit fees of $383,000 (December 31, 2021 - $397,000).

In December 2022, the Company entered into an agreement with BNS to amend the terms of the 2022 Credit Facility to extend the maturity date to January 31, 2024 (“2023 Credit Facility”) and to increase the credit available under the facility by $992,000 to cover additional standby letters of credit with respect to environmental obligations associated with the FFT activities at Wheeler River. All other terms of the 2023 Credit Facility (tangible net worth covenant, investment amounts, pledged assets and security for the facility) remain unchanged by the amendment and the 2023 Facility remains subject to letter of credit and standby fees of 2.40% (0.40% on the $7,972,000 covered by pledged cash collateral) and 0.75% respectively.

At December 31, 2022, the Company is in compliance with its facility covenants and has access to letters of credit of up to $23,964,000 (December 31, 2021 - $24,000,000). The facility is fully utilized as collateral for non-financial letters of credit issued in support of reclamation obligations for the MLJV, MWJV and Wheeler River (see note 14).